Investment in Joint Venture (Details) - USD ($)							12 Months Ended
	Sep. 04, 2025	Jul. 30, 2025	Jul. 09, 2025	Jun. 12, 2025	Apr. 28, 2025	Jun. 05, 2024	Jun. 30, 2025	Jun. 26, 2025	Feb. 28, 2025	Jul. 23, 2024	Jun. 18, 2024
Investment in Joint Venture [Line Items]
Equating value (in Dollars)					$ 6,850,000		$ 6,850,000
Advanced cash investments (in Dollars)				$ 2,000,000
Converting funding received (in Dollars)			$ 2,000,000
Percentage of interest rate						49.50%	42.00%
Issue of shares upon conversion (in Dollars)	$ 1,000,000	$ 1,000,000	$ 2,000,000
Stage-1 Interest [Member]
Investment in Joint Venture [Line Items]
Equity interest rate							36.45%
Interest (in Dollars)							$ 90,000,000
Stage-2 Interest [Member]
Investment in Joint Venture [Line Items]
Equity interest rate							50.50%
Interest (in Dollars)							$ 116,000,000
Closing price							95.00%
Minimum amount of permit (in Dollars)							$ 10,000,000
Permit years							2 years
Top of range [member]
Investment in Joint Venture [Line Items]
Shareholding percentage	42.002%	42.001%	42.00%
Bottom of range [member]
Investment in Joint Venture [Line Items]
Shareholding percentage	42.003%	42.002%	42.001%
Rimbal Pty Ltd [Member]
Investment in Joint Venture [Line Items]
Issued capital rate							92.50%
Tanbreez Mining Greenland [Member]
Investment in Joint Venture [Line Items]
Issued capital rate							92.50%
Investments (in Dollars)							$ 5,000,000
Equity interest rate							5.55%
Price per share (in Dollars per share)					$ 1.37
Percentage of interest rate							49.50%
Critical Metals Corp [Member]
Investment in Joint Venture [Line Items]
Ordinary shares issued (in Shares)			100		5,000,000			2,000,000	5,000,000	8,395,523
Price per share (in Dollars per share)											$ 10
European Lithium Limited [Member]
Investment in Joint Venture [Line Items]
Percentage of interest rate							7.50%
Subsequent Events [Member] | Critical Metals Corp [Member]
Investment in Joint Venture [Line Items]
Ordinary shares issued (in Shares)	100	100	100